Note 22 - Segmented Information (Details) - Operating Segments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 2,343,634	$ 2,110,466	$ 1,851,968
Depreciation and amortization	75,352	53,502	50,926
Operating earnings (loss)	90,234	80,348	56,217
Other income/expense, net	1,531	2,441	(6,317)
Income taxes	(22,624)	(21,007)	43,823
Net earnings	(18,039)	5,850	74,110
Total assets	1,443,511	1,317,910
Commercial Real Estate Segment [Member]
Segment Reporting Information [Line Items]
Revenues	1,318,779	1,170,427	994,579
Depreciation and amortization	32,539	24,106	22,073
Operating earnings (loss)	60,663	33,796	22,379
Total assets	797,520	633,439	576,268
Total additions to long lived assets	129,904	35,031	14,997
Residential Property Management [Member]
Segment Reporting Information [Line Items]
Revenues	884,334	814,617	736,029
Depreciation and amortization	30,655	18,530	17,887
Operating earnings (loss)	30,509	42,574	42,736
Total assets	467,480	444,037	423,328
Total additions to long lived assets	21,854	19,689	49,071
Property Services [Member]
Segment Reporting Information [Line Items]
Revenues	140,317	125,204	121,172
Depreciation and amortization	8,557	5,155	6,427
Operating earnings (loss)	20,305	18,991	8,043
Total assets	171,028	232,757	210,898
Total additions to long lived assets	823	7,767	6,441
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenues	204	218	188
Depreciation and amortization	244	364	139
Operating earnings (loss)	(21,243)	(15,013)	(16,941)
Total assets	7,483	7,677	23,224
Total additions to long lived assets	(76)	73	68
Consolidated [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net earnings	47,640	42,217	76,925
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	2,343,634	2,110,466	1,851,968
Depreciation and amortization	71,995	48,155	46,526
Operating earnings (loss)	90,234	80,348	56,217
Other income/expense, net	1,531	2,441	(6,317)
Interest expense, net	(21,501)	(19,565)	(16,798)
Income taxes	(22,624)	(21,007)	43,823
Net earnings	41,643	40,889	99,803
Total assets	1,443,511	1,317,910	1,233,718
Total additions to long lived assets	152,505	62,560	70,577
Net earnings/loss from discontinued operations	$ (5,997)	$ (1,328)	$ 22,878